Equity (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Schedule of allotted and fully paid share capital
(a) Allotted and fully paid share capital – ordinary shares of 28 101⁄108 pence each

	Number of shares million	Nominal value £ million
At 30 June 2020	2,562	742
At 30 June 2019	2,601	753
At 30 June 2018	2,695	780

Schedule of movement in hedging and exchange reserve
(b) Hedging and exchange reserve

	Hedging reserve £ million	Exchange reserve £ million	Total £ million
At 30 June 2017	(21)	(432)	(453)
Other comprehensive loss	(44)	(530)	(574)
Adoption of IFRS 9 by associate	(3)	—	(3)
At 30 June 2018	(68)	(962)	(1,030)
Other comprehensive income	31	181	212
At 30 June 2019	(37)	(781)	(818)
Other comprehensive income/(loss)	125	(241)	(116)
Transfers from other retained earnings	5	—	5
At 30 June 2020	93	(1,022)	(929)

Schedule of movements in own shares
Movements in own shares

	Number of shares million	Purchase consideration £ million
At 30 June 2017	241	2,176
Share trust arrangements	(1)	(9)
Shares purchased - employee share plans	2	66
Shares used to satisfy options	(4)	(89)
Shares purchased - share buyback programme	59	1,507
Shares cancelled	(59)	(1,507)
At 30 June 2018	238	2,144
Share trust arrangements	(1)	(14)
Shares used to satisfy options	(5)	(104)
Shares purchased - share buyback programme	95	2,775
Shares cancelled	(95)	(2,775)
At 30 June 2019	232	2,026
Share trust arrangements	(1)	(7)
Shares used to satisfy options	(4)	(83)
Shares purchased - share buyback programme	39	1,282
Shares cancelled	(39)	(1,282)
At 30 June 2020	227	1,936

Schedule of the monthly breakdown of shares purchased and the average price paid per share
The monthly breakdown of all shares purchased and the average price paid per share (excluding expenses) for the year ended 30 June 2020 were as follows:

Period	Number of shares purchased under share buyback programme	Total number of shares purchased	Average price paid pence	Authorised purchases unutilised at month end
July 2019	270,502	270,502	3373	162,912,211
August 2019	5,945,767	5,945,767	3422	156,966,444
1-19 September 2019	5,662,939	5,662,939	3514	151,303,505
20-30 September 2019	2,549,669	2,549,669	3249	234,627,954
October 2019	9,959,084	9,959,084	3220	224,668,870
November 2019	3,837,551	3,837,551	3099	220,831,319
December 2019	6,597,406	6,597,406	3100	214,233,913
January 2020	4,176,677	4,176,677	3165	210,057,236
Total	38,999,595	38,999,595	3243	210,057,236

Schedule of dividends
(d) Dividends

	2020 £ million	2019 £ million	2018 £ million
Amounts recognised as distributions to equity shareholders in the year
Final dividend for the year ended 30 June 2019
42.47 pence per share (2018 – 40.4 pence; 2017 – 38.5 pence)	1,006	993	968
Interim dividend for the year ended 30 June 2020
27.41 pence per share (2019 – 26.1 pence; 2018 – 24.9 pence)	640	630	613
	1,646	1,623	1,581

Schedule of amounts attributable to non controlling interests
Summarised financial information for USL and other subsidiaries, after fair value adjustments on acquisition, and the amounts attributable to non-controlling interests are as follows:

	2020			2019	2018
	USL £ million	Others £ million	Total £ million	Total £ million	Total £ million
Income statement
Sales	2,790	1,898	4,688	5,346	4,926
Net sales	846	1,468	2,314	2,656	2,431
(Loss)/profit for the year	(53)	138	85	383	244
Other comprehensive (loss)/income(i)	(112)	16	(96)	137	(163)
Total comprehensive (loss)/income	(165)	154	(11)	520	81
Attributable to non-controlling interests	(71)	79	8	234	53
Balance sheet
Non-current assets(ii)	2,041	3,129	5,170	5,313	4,973
Current assets	541	739	1,280	1,469	1,384
Non-current liabilities	(349)	(1,110)	(1,459)	(1,526)	(1,425)
Current liabilities	(466)	(722)	(1,188)	(1,204)	(1,183)
Net assets	1,767	2,036	3,803	4,052	3,749
Attributable to non-controlling interests	756	912	1,668	1,795	1,765
Cash flow
Net cash inflow from operating activities	29	204	233	542	334
Net cash outflow from investing activities	(16)	(136)	(152)	(157)	(136)
Net cash outflow from financing activities	(34)	(175)	(209)	(266)	(164)
Net (decrease)/increase in cash and cash equivalents	(21)	(107)	(128)	119	34
Exchange differences	(1)	(2)	(3)	3	(2)
Dividends payable to non-controlling interests	—	(117)	(117)	(114)	(101)

(i)	Other comprehensive income is principally in respect of exchange on translating the subsidiaries to sterling.

(ii)
Non-current assets include the global distribution rights to distribute Ketel One vodka products throughout the world. The carrying value of the distribution rights at 30 June 2020 was £1,464 million (2019 – £1,418 million; 2018 – £1,363 million).

(1)	On 29 July 2019 East African Breweries Limited completed a purchase of 4% of the share capital of Serengeti Breweries Limited. This increased Diageo’s effective economic interest from 39.2% to 40.2%.

(2)
On 20 August 2019 and 28 February 2020 Diageo completed the purchase of 0.46% and 0.7% of the share capital of United Spirits Limited (USL) respectively. This increased Diageo’s controlling shareholding position from 54.78% to 55.94%, excluding 2.38% owned by the USL Share Trust.

Schedule of employee share compensation
The annual fair value charge in respect of the equity settled plans for the three years ended 30 June 2020 is as follows:

	2020 £ million	2019 £ million	2018 £ million
Executive share award plans	(3)	41	33
Executive share option plans	2	4	3
Savings plans	3	4	3
	2	49	39

Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions
For the three years ended 30 June 2020, the calculation of the fair value of each share award used the Monte Carlo pricing model and the following assumptions:

	2020	2019	2018
Risk free interest rate	0.4%	0.8%	0.3%
Expected life of the awards	37 months	37 months	37 months
Dividend yield	1.9%	2.4%	2.6%
Weighted average share price	3501 p	2736 p	2573 p
Weighted average fair value of awards granted in the year	899 p	1941 p	1761 p
Number of awards granted in the year	1.7 million	2.5 million	2.3 million
Fair value of all awards granted in the year	£16 million	£48 million	£41 million

Schedule of transactions on executive share award plans
Transactions on the executive share award plans for the three years ended 30 June 2020 were as follows:

	2020 Number of awards million	2019 Number of awards million	2018 Number of awards million
Balance outstanding at 1 July	7.0	7.8	7.9
Granted	1.8	2.5	2.3
Awarded	(2.5)	(2.1)	(0.7)
Forfeited	(0.7)	(1.2)	(1.7)
Balance outstanding at 30 June	5.6	7.0	7.8